Loans Payable to Shareholder (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 13, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 11, 2016
Loans Payable to Shareholder (Textual)
Interest paid		$ 1,422,484	$ 416,407	$ 1,649,795	$ 1,459,756
Promissory Note [Member]
Loans Payable to Shareholder (Textual)
Promissory note, face amount						$ 1,000,000
Interest rate of promissory note						15.00%
Interest paid	$ 51,250